GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL
GOODWILL

8. GOODWILL

The changes in the carrying amount of goodwill are as follows:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Balance as of January 1	—	4,255,570	702,970
Goodwill acquired	4,255,570	6,999	1,156
Impairment losses	—	—	—
Balance as of December 31	4,255,570	4,262,569	704,126